NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) - Schedule of Purchase Price Allocation (USD $)	Dec. 31, 2011
Consideration:
Cash, net of purchase price adjustments	$ 8,789,882
Equity instruments (3,552,516 common shares of the Company)	7,815,537
Contingent consideration
Fair value of total consideration transferred	16,605,419
Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	9,776,364
Unproven oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)
Total fair value of net assets	$ 16,605,419